Total
The Merger Fund®
The Merger Fund®
The Merger Fund® (the “Fund”) Supplement dated November 3, 2021 to the Summary Prospectus and the Statutory Prospectus, each dated October 1, 2021 Important Notice to Investors
The Class A shares Return Before Taxes in the Average Annual Total Return table of the Fund’s summary prospectus and the summary section of the Fund’s statutory prospectus are replaced as follows:
Average Annual Returns	1 Year	5 Years	10 Years
The Merger Fund® | Class A	(0.90%)	3.51%	2.69%

Investors should retain this supplement with the Prospectuses for future reference.